Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 60,984		$ 99
Rate increase on funds invested	79		0
Rate decrease on funds invested	$ (79)		$ 0
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.29%	1.29%	0.80%	0.80%
Rate increase	1.42%	1.42%	0.88%	0.88%
Rate decrease	1.16%	1.16%	0.72%	0.72%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.29%	1.29%	0.80%	0.80%
Rate increase	1.42%	1.42%	0.88%	0.88%
Rate decrease	1.16%	1.16%	0.72%	0.72%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		2		2
Rate decrease on funds invested		$ (2)		$ (2)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.75%	2.75%	2.72%	2.72%
Rate increase	3.03%	3.03%	2.99%	2.99%
Rate decrease	2.48%	2.48%	2.45%	2.45%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.75%	2.75%	2.72%	2.72%
Rate increase	3.03%	3.03%	2.99%	2.99%
Rate decrease	2.48%	2.48%	2.45%	2.45%